Note 31 - Non-cash Items - Investment and Financing Activities Not Involving Cash (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Acquisition of property, plant and equipment			R$ 105.6
Acquisition of investments payables		208.7
Cash financing cost other than interests	42.3	37.7	1,752.3
PERT 2017	199.7
Fair value of option granted	221.8	205.1	144.6
Others			R$ 41.1